GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The Company has one operating segment and the decision-making group is the senior executive management team.

	Six Months Ended June 30, 2017	Three Months Ended June 30, 2017
Revenue:
North America	$7,674,000	$5,808,000
South America	3,111,000	2,452,000
Europe	7,032,000	3,130,000
Asia/ROW	5,736,000	2,828,000
	$23,553,000	$14,218,000

Six Months Ended June 30, 2017
Long-Lived Assets:
United States	$6,911,000
United Kingdom	5,497,000
$12,408,000